Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, at cost:
Property and equipment, at cost beginning	$ 359	$ 572
Additions	14	20
Disposal of fixed assets	(307)
Adjustments arising from translating financial statements from functional currency to presentation currency		2
Deconsolidated subsidiary		(235)
Property and equipment, at cost ending	66	359
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	174	231
Depreciation expense	45	83
Disposals	(177)
Deconsolidated subsidiary		(140)
Property and equipment, Accumulated depreciation, Ending	42	174
Net assets	24	185	[1]
Computers and Software [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	158	208
Additions	14	19
Disposal of fixed assets	(111)
Adjustments arising from translating financial statements from functional currency to presentation currency		2
Deconsolidated subsidiary		(71)
Property and equipment, at cost ending	61	158
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	122	144
Depreciation expense	28	42
Disposals	(111)
Deconsolidated subsidiary		(64)
Property and equipment, Accumulated depreciation, Ending	39	122
Net assets	22	36
Office Equipment & Furniture [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	87	105
Additions
Disposal of fixed assets	(87)
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary		(18)
Property and equipment, at cost ending		87
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	17	26
Depreciation expense	5	7
Disposals	(22)
Deconsolidated subsidiary		(16)
Property and equipment, Accumulated depreciation, Ending		17
Net assets		70
Leasehold Improvements [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	105	105
Additions
Disposal of fixed assets	(105)
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary
Property and equipment, at cost ending		105
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	30	21
Depreciation expense	10	11
Disposals	(40)
Deconsolidated subsidiary		(2)
Property and equipment, Accumulated depreciation, Ending		30
Net assets		75
Communication & Equipment [Member]
Property and equipment, at cost:
Property and equipment, at cost beginning	9	154
Additions		1
Disposal of fixed assets	(4)
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary		(146)
Property and equipment, at cost ending	5	9
Accumulated depreciation:
Property and equipment, Accumulated depreciation, Beginning	5	40
Depreciation expense	2	23
Disposals	(4)
Deconsolidated subsidiary		(58)
Property and equipment, Accumulated depreciation, Ending	3	5
Net assets	$ 2	$ 4

[1]	After retrospective application of SAB 122 – see Note 3a